DWS Government and Agency Securities Portfolio Annual Fund Operating Expenses - Service Shares [Member] - DWS Government and Agency Securities Portfolio - Service Shares	Apr. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.05%